UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21529
The Gabelli Global Utility & Income Trust
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

The Gabelli Global Utility & Income Trust First Quarter Report March 31, 2010	Mario J. Gabelli, CFA
To Our Shareholders,
     The Gabelli Global Utility & Income Trust’s (the “Fund”) net asset value (“NAV”) total return was 0.1% during the first quarter of 2010, compared with increases of 5.4% for the Standard & Poor’s (“S&P”) 500 Index and declines of 3.5% and 1.9% for the S&P 500 Utilities Index and the Lipper Utility Fund Average, respectively. The total return for the Fund’s publicly traded shares was 2.9% during the first quarter.
     Enclosed is the investment portfolio as of March 31, 2010.
Comparative Results

Average Annual Returns through March 31, 2010 (a) (Unaudited)

					Since
					Inception
	Quarter	1 Year	3 Year	5 Year	(05/28/04)
Gabelli Global Utility & Income Trust
NAV Total Return (b)	0.06%	31.67%	(2.17)%	5.27%	6.72%
Investment Total Return (c)	2.92	57.35	2.50	8.37	6.61
S&P 500 Index	5.39	49.73	(4.16)	1.92	2.81
S&P 500 Utilities Index	(3.53)	21.01	(5.74)	4.18	8.06
Lipper Utility Fund Average	(1.86)	28.93	(5.98)	4.57	7.77

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The S&P 500 Utilities Index is an unmanaged indicator of electric and gas utility stock performance. The Lipper Utility Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE Amex and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 95.5%
	ENERGY AND UTILITIES — 69.6%
	Energy and Utilities: Alternative Energy — 0.3%
	U.S. Companies
7,000	Ormat Technologies Inc.	$196,980

	Energy and Utilities: Electric Transmission and Distribution — 5.5%
	Non U.S. Companies
8,775	National Grid plc, ADR	427,781
3,500	Red Electrica Corporacion SA	187,839
	U.S. Companies
4,000	CH Energy Group Inc.	163,360
2,000	Consolidated Edison Inc.	89,080
5,000	Northeast Utilities	138,200
46,000	NSTAR	1,629,320
38,000	Pepco Holdings Inc.	651,700
1,666	UIL Holdings Corp.	45,815

		3,333,095

	Energy and Utilities: Integrated — 44.7%
	Non U.S. Companies
150,000	A2A SpA	281,409
600	Areva SA	311,313
9,000	Chubu Electric Power Co. Inc.	224,976
152,000	Datang International Power Generation Co. Ltd., Cl. H	68,911
2,700	E.ON AG	99,685
9,000	E.ON AG, ADR	332,010
9,760	EDP — Energias de Portugal SA, ADR	386,496
10,000	Electric Power Development Co. Ltd.	329,447
1,500	Emera Inc.	36,228
10,000	Endesa SA	285,799
68,400	Enel SpA	382,474
29,000	Enersis SA, ADR	579,710
140,000	Hera SpA	329,209
10,000	Hokkaido Electric Power Co. Inc.	191,892
10,000	Hokuriku Electric Power Co.	219,917
14,000	Huaneng Power International Inc., ADR	325,360
75,000	Iberdrola SA	635,653
12,000	Iberdrola SA, ADR	406,200
3,000	International Power plc	14,518
28,000	Korea Electric Power Corp., ADR†	454,720
10,000	Kyushu Electric Power Co. Inc.	217,670
4,500	Oesterreichische Elektrizitaetswirtschafts AG, Cl. A	178,631
10,000	Shikoku Electric Power Co. Inc.	283,346
10,000	The Chugoku Electric Power Co. Inc.	198,738
16,000	The Kansai Electric Power Co. Inc.	366,585
10,000	The Tokyo Electric Power Co. Inc.	266,553
10,000	Tohoku Electric Power Co. Inc.	211,359
	U.S. Companies
2,000	Allegheny Energy Inc.	46,000
2,000	ALLETE Inc.	66,960
20,000	Ameren Corp.	521,600
30,000	American Electric Power Co. Inc.	1,025,400
1,500	Avista Corp.	31,065
9,000	Black Hills Corp.	273,150
500	Cleco Corp.	13,275
500	CMS Energy Corp.	7,730
11,000	Dominion Resources Inc.	452,210
50,000	DPL Inc.	1,359,500
38,000	Duke Energy Corp.	620,160
4,000	El Paso Electric Co.†	82,400
14,000	FPL Group Inc.	676,620
58,000	Great Plains Energy Inc.	1,077,060
22,000	Hawaiian Electric Industries Inc.	493,900
29,500	Integrys Energy Group Inc.	1,397,710
8,000	Maine & Maritimes Corp.	351,200
15,000	MGE Energy Inc.	530,400
45,000	NiSource Inc.	711,000
13,000	NorthWestern Corp.	348,530
19,500	OGE Energy Corp.	759,330
10,000	Otter Tail Corp.	219,600
1,000	PG&E Corp.	42,420
16,000	Pinnacle West Capital Corp.	603,680
4,200	PPL Corp.	116,382
31,000	Progress Energy Inc.	1,220,160
32,000	Public Service Enterprise Group Inc.	944,640
18,000	SCANA Corp.	676,620
1,000	TECO Energy Inc.	15,890
30,000	The AES Corp.†	330,000
2,000	The Empire District Electric Co.	36,040
45,000	The Southern Co.	1,492,200
15,000	UniSource Energy Corp.	471,600
17,000	Vectren Corp.	420,240
40,000	Westar Energy Inc.	892,000
5,000	Wisconsin Energy Corp.	247,050
45,000	Xcel Energy Inc.	954,000

		27,146,531

	Energy and Utilities: Natural Gas Integrated — 5.4%
	Non U.S. Companies
80,000	Snam Rete Gas SpA	405,467
	U.S. Companies
50,000	El Paso Corp.	542,000
1,000	Energen Corp.	46,530
18,000	National Fuel Gas Co.	909,900
2,000	ONEOK Inc.	91,300
24,000	Southern Union Co.	608,880
30,000	Spectra Energy Corp.	675,900

		3,279,977

	Energy and Utilities: Natural Gas Utilities — 4.8%
	Non U.S. Companies
1,500	Enagas	32,872
1,890	GDF Suez	73,008
11,454	GDF Suez, ADR	443,843
6,867	GDF Suez, Strips	9
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

Shares/		Market
Units		Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Energy and Utilities: Natural Gas Utilities (Continued)
	U.S. Companies
14,000	Atmos Energy Corp.	$399,980
4,050	Chesapeake Utilities Corp.	120,690
10,000	CNX Gas Corp.†	380,500
20,000	Nicor Inc.	838,400
5,000	Piedmont Natural Gas Co. Inc.	137,900
10,000	Southwest Gas Corp.	299,200
5,000	The Laclede Group Inc.	168,600

		2,895,002

	Energy and Utilities: Oil — 3.3%
	Non U.S. Companies
10,000	Dragon Oil plc†	73,447
1,000	Niko Resources Ltd.	106,661
3,000	PetroChina Co. Ltd., ADR	351,660
11,000	Petroleo Brasileiro SA, ADR	489,390
9,000	Royal Dutch Shell plc, Cl. A, ADR	520,740
	U.S. Companies
2,000	Chevron Corp.	151,660
2,000	ConocoPhillips	102,340
2,000	Devon Energy Corp.	128,860
1,000	Exxon Mobil Corp.	66,980

		1,991,738

	Energy and Utilities: Services — 0.5%
	Non U.S. Companies
10,000	ABB Ltd., ADR	218,400
	U.S. Companies
2,500	Halliburton Co.	75,325

		293,725

	Energy and Utilities: Water — 3.3%
	Non U.S. Companies
1,500	Consolidated Water Co. Ltd.	20,370
49,000	Severn Trent plc	888,570
37,090	United Utilities Group plc	314,627
	U.S. Companies
8,666	Aqua America Inc.	152,262
2,700	California Water Service Group	101,547
4,000	Middlesex Water Co.	68,200
17,000	SJW Corp.	432,140

		1,977,716

	Diversified Industrial — 0.7%
	Non U.S. Companies
9,000	Bouygues SA	452,443

	Environmental Services — 0.7%
	Non U.S. Companies
500	Suez Environnement Co. SA	11,508
12,000	Veolia Environnement	416,219

		427,727

	Independent Power Producers and Energy Traders — 0.4%
	U.S. Companies
12,000	NRG Energy Inc.†	250,800

	TOTAL ENERGY AND UTILITIES	42,245,734

	COMMUNICATIONS — 22.3%
	Cable and Satellite — 5.9%
	Non U.S. Companies
10,000	Cogeco Inc.	331,315
2,500	Rogers Communications Inc., Cl. B	85,325
5,400	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	27,686
	U.S. Companies
25,000	Cablevision Systems Corp., Cl. A	603,500
45,000	DIRECTV, Cl. A†	1,521,450
30,000	DISH Network Corp., Cl. A	624,600
6,000	EchoStar Corp., Cl. A†	121,680
4,580	Liberty Global Inc., Cl. A†	133,553
4,000	Liberty Global Inc., Cl. C†	115,560

		3,564,669

	Telecommunications — 13.4%
	Non U.S. Companies
26,000	BCE Inc.	763,100
4,000	Belgacom SA	156,244
2,102	Bell Aliant Regional Communications Income Fund (a)(b)	52,589
26,000	BT Group plc, ADR	486,460
38,000	Deutsche Telekom AG, ADR	513,000
6,000	France Telecom SA, ADR	144,180
8,000	Manitoba Telecom Services Inc.	251,268
29,500	Orascom Telecom Holding SAE, GDR	151,040
75,000	Portugal Telecom SGPS SA	838,556
15,000	Royal KPN NV, ADR	238,050
1,300	Swisscom AG	474,431
10,000	Telecom Italia SpA	14,398
17,000	Telefonica SA, ADR	1,208,700
14,000	Telefonos de Mexico SAB de CV, Cl. L, ADR	218,400
13,000	Telekom Austria AG	181,731
13,000	Telmex Internacional SAB de CV, ADR	250,640
	U.S. Companies
31,000	AT&T Inc.	801,040
70,000	Sprint Nextel Corp.†	266,000
10,000	Telephone & Data Systems Inc.	338,500
25,000	Verizon Communications Inc.	775,500

		8,123,827

See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2010 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Wireless Communications — 3.0%
	Non U.S. Companies
2,000	America Movil SAB de CV, Cl. L, ADR	$100,680
12,000	Millicom International Cellular SA	1,069,800
1,600	Mobile TeleSystems OJSC, ADR	88,800
6,000	Turkcell Iletisim Hizmetleri A/S, ADR	90,360
12,000	Vimpel-Communications, ADR	220,920
6,000	Vivo Participacoes SA, ADR	162,660
5,000	Vodafone Group plc, ADR	116,450

		1,849,670

	TOTAL COMMUNICATIONS	13,538,166

	OTHER — 3.6%
	Aerospace — 1.3%
	Non U.S. Companies
90,000	Rolls-Royce Group plc†	813,302

	Building and Construction — 0.1%
	Non U.S. Companies
400	Acciona SA	44,361

	Business Services — 0.2%
	Non U.S. Companies
4,000	Sistema JSFC, GDR† (b)	108,800

	Entertainment — 1.3%
	Non U.S. Companies
30,000	Vivendi	802,898

	Metals and Mining — 0.3%
	Non U.S. Companies
6,400	Compania de Minas Buenaventura SA, ADR	198,208

	Real Estate — 0.2%
	Non U.S. Companies
6,000	Brookfield Asset Management Inc., Cl. A	152,520

	Transportation — 0.2%
	U.S. Companies
3,500	GATX Corp.	100,275

	TOTAL OTHER	2,220,364

	TOTAL COMMON STOCKS	58,004,264

	CONVERTIBLE PREFERRED STOCKS — 0.2%
	COMMUNICATIONS — 0.2%
	Telecommunications — 0.2%
	U.S. Companies
2,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	78,100

	OTHER — 0.0%
	Transportation — 0.0%
	U.S. Companies
200	GATX Corp., $2.50 Cv. Pfd., Ser. A (a)	28,650

	TOTAL CONVERTIBLE PREFERRED STOCKS	106,750

	WARRANTS — 0.1%
	COMMUNICATIONS — 0.1%
	Wireless Communications — 0.1%
	Non U.S. Companies
4,000	Bharti Airtel Ltd., expire 09/19/13† (b)	27,833
2,000	Bharti Airtel Ltd., expire 09/29/14 (b)	13,917

	TOTAL WARRANTS	41,750

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.4%
	OTHER — 0.4%
	Real Estate — 0.4%
	U.S. Companies
$350,000	Palm Harbor Homes Inc., Cv., 3.250%, 05/15/24	236,250

	U.S. GOVERNMENT OBLIGATIONS — 3.8%
	U.S. Treasury Bills — 2.4%
1,450,000	U.S. Treasury Bills, 0.122% to 0.157%††, 05/13/10 to 05/27/10	1,449,761

	U.S. Treasury Cash Management Bills — 1.4%
865,000	U.S. Treasury Cash Management Bills, 0.137% to 0.157%††, 06/10/10 to 07/15/10	864,736

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,314,497

TOTAL INVESTMENTS — 100.0% (Cost $54,750,270)		$60,703,511

	Aggregate book cost	$54,750,270

	Gross unrealized appreciation	$9,035,387
	Gross unrealized depreciation	(3,082,146)

	Net unrealized appreciation/depreciation	$5,953,241

(a)	Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2010, the market value of fair valued securities amounted to $81,239 or 0.13% of total investments.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the market value of Rule 144A security amounted to $203,139 or 0.33% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
See accompanying notes to schedule of investments.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States of America over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Total
	Quoted	Other Significant	Market Value
	Prices	Observable Inputs	at 3/31/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
COMMUNICATIONS
Telecommunications
Non U.S. Companies	$5,890,198	$52,589	$5,942,787
Other Industries (a)	52,061,477	—	52,061,477

Total Common Stocks	57,951,675	52,589	58,004,264

Convertible Preferred Stocks:
COMMUNICATIONS
Telecommunications
U.S. Companies	78,100	—	78,100
OTHER
Transportation
U.S. Companies	—	28,650	28,650

Total Convertible Preferred Stocks	78,100	28,650	106,750

Warrants (a)	—	41,750	41,750
Convertible Corporate Bonds	—	236,250	236,250
U.S. Government Obligations	—	2,314,497	2,314,497

TOTAL INVESTMENTS IN SECURITIES	$58,029,775	$2,673,736	$60,703,511

OTHER FINANCIAL INSTRUMENTS:
ASSETS (Unrealized Appreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$24,395	$24,395

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.
     There were no Level 3 investments held at March 31, 2010 or December 31, 2009.
2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
     The Fund has entered into an equity swap agreement with The Goldman Sachs Group, Inc. Details of the swap at March 31, 2010 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Appreciation
	Market Value	One month LIBOR plus 90 bps plus
	Appreciation on:	Market Value Depreciation on:
$427,250 (50,000 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/25/10	$24,395
     The Fund’s volume of activity in equity contract for difference swap agreements during the quarter ended March 31, 2010 had an average monthly notional amount of approximately $408,643.
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the quarter ended March 31, 2010, the Fund had no investments in futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE GABELLI GLOBAL UTILITY & INCOME TRUST
NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the quarter ended March 31, 2010, the Fund had no investments in forward foreign exchange contracts.
     The following table summarizes the net unrealized appreciation of derivatives held at March 31, 2010 by primary risk exposure:

Net Unrealized
Asset Derivatives:	Appreciation

Equity Contract	$24,395
3. Tax Information. At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $375,535, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	64.3%	$39,030,230
Europe	25.8	15,675,854
Japan	4.1	2,510,482
Latin America	3.3	2,020,058
Asia/Pacific	2.1	1,242,400
Africa/Middle East	0.4	224,487

Total Investments	100.0%	$60,703,511

AUTOMATIC DIVIDEND REINVESTMENT
AND VOLUNTARY CASH PURCHASE PLANS
Enrollment in the Plan
     It is the policy of The Gabelli Global Utility & Income Trust (the “Fund”) to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to Computershare Trust Company, N.A. (“Computershare”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:
The Gabelli Global Utility & Income Trust
c/o Computershare
P.O. Box 43010
Providence, RI 02940-3010
     Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact Computershare at (800) 336-6983.
     If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.
     The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Alternext US trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, Computershare will buy common shares in the open market, or on the NYSE Alternext US or elsewhere, for the participants’ accounts, except that Computershare will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.
     The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan
     The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.
     Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to Computershare for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. Computershare will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. Computershare will charge each shareholder who participates $0.75, plus a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to Computershare, P.O. Box 43010, Providence, RI 02940–3010 such that Computershare receives such payments approximately 10 days before the 1st and 15th of the month. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by Computershare at least 48 hours before such payment is to be invested.
     Shareholders wishing to liquidate shares held at Computershare must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $2.50 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.
     For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.
     The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by Computershare on at least 90 days written notice to participants in the Plan.

TRUSTEES AND OFFICERS
THE GABELLI GLOBAL UTILITY & INCOME TRUST
One Corporate Center, Rye, NY 10580-1422

Trustees

Anthony J. Colavita
President,
Anthony J. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance Holdings Ltd.

Mario d’Urso
Former Italian Senator

Vincent D. Enright
Former Senior Vice President &
Chief Financial Officer,
KeySpan Corp.

Michael J. Melarkey
Attorney-at-Law,
Avansino, Melarkey, Knobel & Mulligan

Salvatore M. Salibello
Certified Public Accountant,
Salibello & Broder LLP

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers

Bruce N. Alpert
President & Acting Treasurer

Peter D. Goldstein
Chief Compliance Officer & Acting Secretary

Agnes Mullady*
Treasurer & Secretary

David I. Schachter
Vice President & Ombudsman

Investment Adviser
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

Custodian
State Street Bank and Trust Company

Counsel
Skadden, Arps, Slate, Meagher & Flom, LLP

Transfer Agent and Registrar
Computershare Trust Company, N.A.

Stock Exchange Listing

Common
NYSE Amex–Symbol:	GLU
Shares Outstanding:	3,060,780

*	Agnes Mullady is on a leave of absence for a limited period of time.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

THE GABELLI GLOBAL UTILITY & INCOME TRUST One Corporate Center Rye, NY 10580-1422 (914) 921-5070 www.gabelli.com First Quarter Report March 31, 2010 GLU Q1/2010

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Gabelli Global Utility & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer
Date 6/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer & Principal
Financial Officer
Date 6/1/10

*	Print the name and title of each signing officer under his or her signature.